FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787
                                   ---------

                        FRANKLIN NEW YORK TAX-FREE TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period:  6/30/09
                           ---------



Item 1. Schedule of Investments.



Franklin New York Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Franklin New York Insured Tax-Free Income Fund ............................    3
Franklin New York Intermediate-Term Tax-Free Income Fund ..................    7
Franklin New York Tax-Exempt Money Fund ...................................   12
Notes to Statements of Investments ........................................   14

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                                  ----------------   ------------
    MUNICIPAL BONDS 100.4%
    NEW YORK 100.4%
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation, Student Housing,
       Creekside Project, Series A, AMBAC Insured, 5.00%, 8/01/32 ...............................   $      2,785,000   $  2,786,922
    Babylon IDA Civic Facility Revenue, Winthrop South Nassau University Health Systems East Inc.
       Project, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 8/01/24 ...........................          4,020,000      4,075,918
    Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, Pre-Refunded,
       6.00%,
       7/01/26 ..................................................................................          1,185,000      1,196,850
       7/01/29 ..................................................................................          3,000,000      3,030,000
    Erie County GO, Sewer District, Series B, MBIA Insured, 5.00%, 12/01/35 .....................          2,000,000      1,577,760
    Fredonia Central School District GO, FGIC Insured, Pre-Refunded, 5.00%, 6/01/19 .............          2,300,000      2,395,657
    Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured, 5.80%,
       7/01/15 ..................................................................................          1,340,000      1,340,241
    Hudson Yards Infrastructure Corp. Revenue, Series A, FSA Insured, 5.00%, 2/15/47 ............         15,000,000     13,358,400
    Long Island Power Authority Electric System Revenue, General, Refunding,
       Series A, BHAC Insured, 5.50%, 5/01/33 ...................................................          5,000,000      5,203,550
       Series E, BHAC Insured, 5.00%, 12/01/22 ..................................................          9,200,000      9,790,180
    Madison County IDA Civic Facility Revenue,
       Colgate University Project, Series A, MBIA Insured, 5.00%, 7/01/39 .......................          3,250,000      3,259,912
       Morrisville State College Foundation, Series A, CIFG Insured, 5.00%, 6/01/37 .............          1,000,000        901,960
    Middle Country Central School District at Centereach GO, FSA Insured, 4.875%, 6/01/20 .......          1,650,000      1,679,865
    Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
       5.25%, 10/01/21 ..........................................................................          1,520,000      1,569,126
       5.00%, 10/01/31 ..........................................................................          3,100,000      3,079,199
    Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ............          1,055,000      1,193,532
    MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ........          3,000,000      3,244,050
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 .......................................         15,250,000     15,319,235
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .....................................          2,500,000      2,603,175
       Series A, MBIA Insured, 5.00%, 11/15/35 ..................................................         16,000,000     15,587,360
    MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 .............................          4,000,000      4,025,400
    MTA Service Contract Revenue,
       Refunding, AMBAC Insured, 5.00%, 7/01/30 .................................................          7,000,000      7,036,540
       Series B, MBIA Insured, 5.00%, 1/01/31 ...................................................          3,000,000      3,013,170
    Nassau County GO,
(a)    General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30 .........................          5,735,000      5,752,778
(a)    General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31 .........................          6,025,000      6,029,338
       Public Improvement, Series E, FSA Insured, Pre-Refunded, 6.00%, 3/01/20 ..................          1,510,000      1,560,691
    Nassau County Sewer and Storm Water Finance Authority System Revenue, Refunding, Series A,
       BHAC Insured, 5.375%, 11/01/28 ...........................................................          2,000,000      2,119,380
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
       Pre-Refunded, 5.75%, 8/01/29 .............................................................          2,655,000      2,717,631
    New York City Educational Construction Fund Revenue, Series A, BHAC Insured, 5.00%,
       4/01/37 ..................................................................................         19,750,000     19,861,785
    New York City GO,
       Refunding, Series A, FSA Insured, 5.00%, 8/01/26 .........................................          9,450,000      9,544,878
       Refunding, Series A, MBIA Insured, 6.00%, 5/15/30 ........................................             15,000         15,336
       Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 .....................................          1,985,000      2,100,289
       Series D, 5.125%, 12/01/28 ...............................................................          5,000,000      5,066,200
    New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
       5.125%, 2/15/23 ..........................................................................          3,890,000      3,945,199


                     Quarterly Statements of Investments | 3

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                                  ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
       5.375%, 5/01/29 ..........................................................................   $        980,000   $    998,698
    New York City IDAR,
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/46 ............................         10,000,000      8,055,600
       Yankee Stadium, Pilot, Assured Guaranty, 7.00%, 3/01/49 ..................................          4,000,000      4,338,280
    New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
       6/15/26 ..................................................................................          1,000,000      1,011,950
    New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 .......................................          5,000,000      5,021,350
       Series G, FSA Insured, 5.00%, 6/15/34 ....................................................          1,000,000        995,730
    New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2007, Series S-1,
       FGIC Insured, 5.00%, 7/15/31 .............................................................          8,200,000      7,944,488
    New York City Transitional Finance Authority Revenue, Future Tax Secured,
       Series A, FGIC Insured, 5.00%, 5/01/28 ...................................................          5,915,000      5,967,821
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 .....................................             85,000         91,258
       Series C, 4.75%, 5/01/23 .................................................................          1,310,000      1,319,930
       Series D, MBIA Insured, 5.00%, 2/01/22 ...................................................          2,000,000      2,057,800
    New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
       AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ..............................................          3,000,000      3,107,340
       Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 ....................................          3,500,000      3,616,760
    New York City Trust for Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
       AMBAC Insured, 5.125%, 7/01/31 ...........................................................          7,500,000      7,587,750
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%,
       11/15/35 .................................................................................          5,675,000      5,159,086
       11/15/44 .................................................................................         13,000,000     11,684,010
    New York State Dormitory Authority Lease Revenue,
       Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
          5.00%, 8/15/27 ........................................................................         10,000,000     10,172,900
       Master Boces Program, Series A, FSA Insured, 5.25%, 8/15/21 ..............................          1,740,000      1,788,807
    New York State Dormitory Authority Revenues,
       853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ....................          1,340,000      1,356,723
       City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
          5.50%, 7/01/29 ........................................................................          1,585,000      1,600,850
       Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...........          2,000,000      1,799,300
       Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 ......................         11,000,000     10,818,170
       Maimonides Medical Center, MBIA Insured, 5.00%, 8/01/24 ..................................          6,200,000      6,232,860
       Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..............          1,850,000      1,878,287
       Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..............            150,000        152,402
       Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
          5.25%, 8/15/26 ........................................................................          2,570,000      2,802,379
       Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ......................................            370,000        365,804
       Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ......................................          1,880,000      1,822,453
       Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37 ...........         10,720,000     10,344,371
       Non-State Supported Debt, Educational Housing Services, Cuny Student Housing Project,
          AMBAC Insured, 5.25%, 7/01/30 .........................................................          5,150,000      4,436,004
       Non-State Supported Debt, Fashion Institute Student Housing Corp., FGIC Insured, 5.25%,
          7/01/34 ...............................................................................         13,220,000     11,683,572
       Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%,
          7/01/27 ...............................................................................          1,500,000      1,528,380


                     4 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                                  ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%,
          7/01/27 ...............................................................................   $      2,500,000   $  2,547,300
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 .........          2,500,000      2,401,800
       Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
          MBIA Insured, 5.00%, 7/01/35 ..........................................................          5,000,000      4,749,100
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/37 ...............................................................................         20,000,000     19,299,200
       Non-State Supported Debt, NYSARC Inc., Refunding, Series A, FSA Insured, 5.00%,
          7/01/34 ...............................................................................          5,510,000      5,289,820
       Non-State Supported Debt, School District Financing Program, Refunding, Series A,
          FSA Insured, 5.00%, 10/01/22 ..........................................................          7,645,000      8,084,740
       Non-State Supported Debt, School District Financing Program, Series C, FSA Insured,
          5.00%, 10/01/32 .......................................................................          5,000,000      5,056,850
       Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
          5.625%, 10/01/29 ......................................................................          3,000,000      3,107,190
       Non-State Supported Debt, The New School, Refunding, MBIA Insured, 5.00%, 7/01/46 ........         12,000,000     11,762,040
       Non-State Supported Debt, University of Rochester, Refunding, Series A, MBIA Insured,
          5.00%, 7/01/27 ........................................................................            145,000        145,164
       NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 .......................................          1,700,000      1,733,167
       Pace University, MBIA Insured, Pre-Refunded, 6.00%, 7/01/29 ..............................          3,000,000      3,195,690
       School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ..............          1,750,000      1,808,153
       School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ..............          1,750,000      1,762,845
       Secondarily Insured, Lease, State University, AMBAC Insured, 5.00%, 7/01/32 ..............          5,000,000      4,653,400
       Secondarily Insured, State University Educational Facilities, Third General Resolution,
          Refunding, Series A, Assured Guaranty, 5.50%, 5/15/22 .................................          5,000,000      5,427,750
       Series 1, MBIA Insured, 5.00%, 7/01/24 ...................................................          2,000,000      2,050,780
       Siena College, MBIA Insured, 5.00%, 7/01/31 ..............................................          3,500,000      3,504,760
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/30 ..............          3,500,000      3,832,675
       State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
          5.00%, 7/01/36 ........................................................................          4,670,000      4,268,660
       Upstate Community Colleges, MBIA Insured, Pre-Refunded, 5.125%, 7/01/30 ..................          5,945,000      6,281,606
    New York State Energy Research and Development Authority PCR, Central Hudson Gas,
       Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 .......................................          3,500,000      3,530,940
    New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
       Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ..............................          3,000,000      3,000,090
    New York State Local Government Assistance Corp. Revenue, Senior Lien, Refunding, Series C,
       Sub Series D, 5.00%, 4/01/20 .............................................................          5,000,000      5,479,950
    New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
       AMBAC Insured, 5.25%, 5/15/31 ............................................................          4,000,000      4,027,840
    New York State Power Authority Revenue, Series A, MBIA Insured, 5.00%, 11/15/47 .............         10,000,000      9,798,700
    New York State Thruway Authority General Revenue, AMBAC Insured, 5.00%, 1/01/30 .............          7,540,000      7,397,796
    New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
       Series A, FSA Insured, 5.00%, 4/01/24 ....................................................          7,420,000      7,702,925
    New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A-1,
       5.00%, 12/15/27 ..........................................................................          5,000,000      5,113,900
    Niagara Falls City School District COP, High School Facility, Refunding, FSA Insured, 5.00%,
       6/15/28 ..................................................................................          4,155,000      3,628,146
    Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ...........................              5,000          5,001


                     Quarterly Statements of Investments | 5

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
    ----------------------------------------------                                                  ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
       4/01/15 ..................................................................................   $      1,065,000   $  1,273,665
       4/01/16 ..................................................................................          1,000,000      1,209,310
    Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project,
       XLCA Insured, 5.00%, 12/15/30 ............................................................          1,805,000      1,806,047
    Rensselaer City School District COP, XLCA Insured, 5.00%, 6/01/36 ...........................         20,240,000     15,901,961
    Rensselaer County GO, AMBAC Insured, 6.70%, 2/15/11 .........................................            810,000        873,293
    Rockland County IDA Civic Facility Revenue, Nyack Library Project, Series A, AMBAC Insured,
       5.00%,
       12/01/32 .................................................................................          2,000,000      1,849,440
       12/01/37 .................................................................................          3,320,000      3,053,836
    Sachem Central School District Holbrook GO, MBIA Insured, Pre-Refunded, 5.00%, 6/15/30 ......          1,000,000      1,128,960
    Schenectady IDA Civic Facility Revenue,
       Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ................................          3,000,000      3,073,020
       Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ................................          2,375,000      2,415,993
       Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ...........................          2,395,000      2,400,988
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, AMBAC Insured,
       5.25%, 6/01/21 ...........................................................................          6,000,000      6,133,320
    Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
       Pre-Refunded, 5.20%, 1/01/27 .............................................................          1,000,000      1,170,770
    Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
       AMBAC Insured, Pre-Refunded, 5.75%, 8/01/29 ..............................................            550,000        557,579
    Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
       12/01/27 .................................................................................          3,680,000      3,786,646
    Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 ....................          1,500,000      1,518,255
                                                                                                                       ------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $519,942,438) .....................                       502,523,681
                                                                                                                       ------------
    SHORT TERM INVESTMENTS 0.6%
    MUNICIPAL BONDS 0.6%
    NEW YORK 0.6%
(b) New York City GO, Series E, Sub Series E-2, Daily VRDN and Put, 0.28%, 8/01/34 ..............          1,940,000      1,940,000
(b) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put, 0.28%,
       11/01/39 .................................................................................            800,000        800,000
(b) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second
       General Resolution, Refunding, Series CC, Sub Series CC-1, Daily VRDN and Put, 0.28%,
       6/15/38 ..................................................................................            300,000        300,000
(b) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure
       Obligations, Refunding, Series 3, Daily VRDN and Put, 0.27%, 6/01/20 .....................            200,000        200,000
                                                                                                                       ------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,240,000) ..............................................                         3,240,000
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $523,182,438) 101.0% ................................................                       505,763,681
    OTHER ASSETS, LESS LIABILITIES (1.0)% .......................................................                        (4,819,702)
                                                                                                                       ------------
    NET ASSETS 100.0% ...........................................................................                      $500,943,979
                                                                                                                       ============

See Abbreviations on page 17.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                     6 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                                        ----------------   ------------
    MUNICIPAL BONDS 99.2%
    NEW YORK 90.8%
    Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 .............   $      1,850,000   $  1,869,570
    Albany IDA Civic Facility Revenue,
       St. Peter's Hospital Project, Series A, 5.75%, 11/15/22 ..................................          4,090,000      3,971,022
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/12 ..................            420,000        457,859
    Amherst IDA Civic Facility Revenue,
       Mandatory Put 10/01/11, Refunding, Series A, Radian Insured, 4.20%, 10/01/31 .............          4,145,000      4,107,239
       University of Buffalo Foundation, Student Housing, Creekside Project, Series A,
          AMBAC Insured, 4.625%, 8/01/16 ........................................................          1,030,000      1,083,148
    Bath Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/19 ....................          1,850,000      1,852,516
    Buffalo GO,
       Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 .......................................          1,225,000      1,279,990
       Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 .....................................            880,000        906,664
    Byram Hills Central School District GO, ETM, 4.00%, 11/15/10 ................................          1,375,000      1,435,651
    Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 .................          1,080,000      1,136,408
    Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 .................          2,390,000      2,521,808
    Connetquot Central School District Islip GO, Series B, FSA Insured, Pre-Refunded, 4.40%,
       6/15/16 ..................................................................................          1,000,000      1,047,710
    Dansville Central School District GO, Refunding, Series B, FGIC Insured,
       4.25%, 6/15/11 ...........................................................................            930,000        978,937
       4.35%, 6/15/12 ...........................................................................            870,000        928,629
       4.45%, 6/15/13 ...........................................................................            995,000      1,055,207
    Erie County GO,
       FGIC Insured, 4.70%, 11/01/12 ............................................................            585,000        591,792
       Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 .............................          1,000,000      1,017,480
    Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17 .......................          1,935,000      2,159,576
    Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 ....          1,095,000      1,151,885
    Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 .......          1,260,000      1,297,384
    Harborfields Central School District Greenlawn GO, FSA Insured, Pre-Refunded, 5.00%,
       6/01/17 ..................................................................................          2,105,000      2,267,022
    Highland Central School District GO, Refunding, FSA Insured, 4.125%, 6/15/16 ................          1,080,000      1,111,180
    Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%, 6/15/10 ................          1,125,000      1,166,422
    Huntington GO, Public Improvement, 4.20%, 9/01/13 ...........................................          1,230,000      1,283,985
    Islip Union Free School District No. 002 GO, Refunding, FGIC Insured, 5.00%, 7/01/18 ........          2,215,000      2,364,668
    Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
       FGIC Insured, 5.00%, 12/01/19 ............................................................          5,000,000      5,105,050
    Madison County IDA Civic Facility Revenue, Morrisville State College Foundation, Series A,
       CIFG Insured, 5.00%, 6/01/15 .............................................................          1,000,000      1,077,130
    Middle Country Central School District at Centereach GO, FSA Insured, 4.75%, 6/01/17 ........          1,650,000      1,687,818
    Monroe County GO, Public Improvement, FGIC Insured, 4.30%, 3/01/13 ..........................          3,015,000      3,067,823
    Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue, Refunding,
       MBIA Insured, 4.00%, 1/01/13 .............................................................          1,920,000      2,048,678
    MTA Revenue, Series B, NATL Guarantee, 5.25%, 11/15/20 ......................................         11,250,000     11,530,012
    MTA Service Contract Revenue, Refunding, Series A, 5.50%, 7/01/15 ...........................          5,000,000      5,496,150
    MTA Transit Facilities Revenue,
       Series A, Pre-Refunded, 6.00%, 7/01/15 ...................................................          1,500,000      1,500,000
       Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ......................................          1,370,000      1,515,220
       Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ......................................            545,000        593,233


                     Quarterly Statements of Investments | 7

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                                        ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Nassau County GO, Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 .........................   $      1,000,000   $  1,084,440
    Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series H,
       AMBAC Insured, 5.25%, 11/15/17 ...........................................................          1,500,000      1,641,750
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
       Pre-Refunded, 6.00%, 8/01/10 .............................................................          1,000,000      1,023,770
    New York Bridge Authority Revenue, General, 4.125%, 1/01/13 .................................          4,000,000      4,184,280
    New York City GO,
       Refunding, Series F, 5.25%, 8/01/13 ......................................................          1,095,000      1,159,255
       Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ........................................          2,000,000      2,191,700
       Series E, 5.00%, 8/01/19 .................................................................          3,000,000      3,158,550
       Series H, 4.125%, 8/01/11 ................................................................          1,560,000      1,629,124
       Sub Series L-1, 5.00%, 4/01/23 ...........................................................         10,000,000     10,212,200
    New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24 ........................................          2,810,000      2,814,327
    New York City Health and Hospital Corp. Revenue, Health System,
       Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 .......................................          1,000,000      1,012,460
       Series A, FSA Insured, 4.15%, 2/15/12 ....................................................            750,000        786,083
       Series A, FSA Insured, 4.30%, 2/15/13 ....................................................          1,000,000      1,041,550
    New York City IDA Civic Facility Revenue, Institute of International Education Inc. Project,
       5.125%, 9/01/16 ..........................................................................          2,320,000      2,402,778
    New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn.,
       3/01/21 ..................................................................................         10,150,000      5,455,219
    New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-3,
       5.00%, 1/15/22 ...........................................................................         11,865,000     11,999,312
    New York City Transitional Finance Authority Revenue,
       Future Tax Secured, Series B, 4.75%, 11/01/16 ............................................          2,200,000      2,227,676
       Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/13 ..............................          1,000,000      1,058,080
       sub. bond, Future Tax Secured, Refunding, Series B, 5.00%, 11/01/23 ......................          5,000,000      5,250,350
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC
       Insured, 5.00%, 11/15/20 .................................................................          5,775,000      5,929,597
    New York State Dormitory Authority Lease Revenue,
       Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
          5.00%, 8/15/21 ........................................................................          5,340,000      5,630,763
       State University Dormitory Facilities, Series A, Pre-Refunded, 5.50%, 7/01/12 ............          1,815,000      1,924,463
    New York State Dormitory Authority Revenue,
       Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 ...................................          2,080,000      2,032,514
       Teachers College, MBIA Insured, 4.00%, 7/01/12 ...........................................          1,000,000      1,072,430
    New York State Dormitory Authority Revenues,
       City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 .......................            450,000        450,004
       Department of Health, Refunding, Series 2, 5.00%, 7/01/19 ................................          3,740,000      3,805,936
       Department of Health, Refunding, Sub Series 2, FGIC Insured, 5.00%, 7/01/18 ..............          5,000,000      5,226,250
       Hospital, Insured, Mortgage, Series A, FSA Insured, 5.25%, 8/15/15 .......................          5,000,000      5,276,500
       Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 .......................................          1,720,000      1,805,415
       Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 .......................................          1,895,000      1,956,531
       Mandatory Put 5/15/12, Refunding, Series B, 5.25%, 11/15/23 ..............................          2,000,000      2,123,440
       Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ........................................          2,975,000      3,105,513
       New York State Department of Health, Refunding, 5.25%, 7/01/17 ...........................          5,000,000      5,224,800
       Non-State Supported Debt, Bishop Henry B. Hucles Nursing, 5.00%, 7/01/24 .................          4,765,000      4,740,127


                     8 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                                        ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
          MBIA Insured, 5.00%, 7/01/19 ..........................................................   $      2,500,000   $  2,665,925
       Non-State Supported Debt, Mount Sinai School Medical New York University, Refunding,
          MBIA Insured, 5.00%, 7/01/20 ..........................................................          3,670,000      3,875,080
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding, Sub Series 2-2,
          5.00%, 1/15/21 ........................................................................          6,675,000      6,842,542
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
          7/01/23 ...............................................................................          2,000,000      2,088,280
       Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
          5/01/23 ...............................................................................          2,000,000      1,909,300
       Non-State Supported Debt, School District Bond Financing Program, Series C, Assured
          Guaranty, 7.25%, 10/01/28 .............................................................          7,615,000      8,863,098
       Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
          5.00%, 10/01/24 .......................................................................          5,000,000      5,108,200
       Secured Hospital, Catskill Regional, Refunding, FGIC Insured, 5.25%, 2/15/18 .............          2,300,000      2,446,625
       St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ............................            750,000        784,740
       State Supported Debt, FSA Insured, 5.00%, 2/15/19 ........................................          5,470,000      5,785,400
       State Supported Debt, FSA Insured, 5.00%, 2/15/20 ........................................          3,500,000      3,653,370
       State Supported Debt, FSA Insured, 5.00%, 2/15/21 ........................................          5,475,000      5,665,037
       State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
          5.00%, 7/01/21 ........................................................................          1,980,000      2,011,482
       State Supported Debt, Lease, State University Dormitory Facilities, Series A, MBIA Insured,
          5.00%, 7/01/22 ........................................................................          1,730,000      1,751,348
       State University Educational Facilities, Third General Resolution, Refunding, Series A,
          MBIA Insured, 5.50%, 5/15/21 ..........................................................          7,000,000      7,484,470
       University of Rochester, Series A, Pre-Refunded, 5.25%, 7/01/21 ..........................            500,000        576,235
    New York State Dormitory Authority State Personal Income Tax Revenue, Education, Series D,
       5.00%, 3/15/14 ...........................................................................          1,000,000      1,106,720
    New York State Energy Research and Development Authority PCR, New York State Electric and
       Gas Corp. Project,
       MBIA Insured, 4.10%, 3/15/15 .............................................................          2,000,000      2,015,920
       Series B, MBIA Insured, 4.00%, 10/15/15 ..................................................          5,000,000      5,040,550
       Series D, MBIA Insured, 4.10%, 12/01/15 ..................................................          2,000,000      2,020,000
    New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
       Revolving Funds, Series B,
       5.80%, 1/15/16 ...........................................................................          1,010,000      1,022,100
       Pre-Refunded, 5.80%, 1/15/16 .............................................................          1,490,000      1,506,941
    New York State Local Government Assistance Corp. Revenue, Senior Lien, Refunding, Series C,
       Sub Series D, 5.00%, 4/01/20 .............................................................          5,000,000      5,479,950
    New York State Thruway Authority General Revenue, Series F, AMBAC Insured, 5.00%,
       1/01/22 ..................................................................................          6,535,000      6,701,839
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       General, Second, Refunding, Series B, AMBAC Insured, 5.00%, 4/01/21 ......................          5,000,000      5,208,800
       General, Second, Series B, 5.00%, 4/01/18 ................................................          5,000,000      5,435,350
       Series A, FSA Insured, 5.25%, 4/01/12 ....................................................          1,620,000      1,773,981
    New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
       Series B, 5.00%, 4/01/21 .................................................................          5,000,000      5,304,300


                     Quarterly Statements of Investments | 9

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                                        ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
       5.00%, 3/15/21 ...........................................................................   $     10,000,000   $ 10,688,500
    New York State Urban Development Corp. Revenue,
       Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19 ....................................         10,000,000     10,902,200
       State Personal Income Tax, Series A-1, 5.00%, 12/15/22 ...................................          1,500,000      1,587,900
       State Personal Income Tax, Series A-1, 5.00%, 12/15/23 ...................................          2,500,000      2,626,650
       State Personal Income Tax, Series C-1, Empire State, 4.125%, 12/15/16 ....................          1,490,000      1,543,491
       State Personal Income Tax, Series C-1, Empire State, 4.25%, 12/15/17 .....................          1,955,000      2,013,982
    North Hempstead GO, FGIC Insured, Pre-Refunded, 6.00%, 7/15/14 ..............................          1,715,000      1,734,568
    Olean City School District GO, Refunding, FGIC Insured, 4.375%, 6/15/17 .....................          1,335,000      1,365,104
    Rochester GO,
       MBIA Insured, ETM, 4.125%, 2/15/10 .......................................................            520,000        531,820
       Refunding, MBIA Insured, 4.125%, 2/15/10 .................................................            490,000        499,261
    Sales Tax Asset Receivable Corp. Revenue, Series A, MBIA Insured, 5.25%, 10/15/18 ...........          5,000,000      5,496,200
    Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 .............          1,025,000      1,067,999
    Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ...........          1,720,000      1,743,512
(a) St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%,
       10/01/16 .................................................................................         12,000,000     12,754,560
    Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
       AMBAC Insured,
       5.25%, 10/15/14 ..........................................................................          1,435,000      1,459,223
       5.00%, 4/15/16 ...........................................................................          1,000,000      1,014,720
    Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
       5.10%, 6/01/13 ...........................................................................          2,000,000      2,227,640
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1,
       5.50%, 6/01/19 ...........................................................................          5,000,000      5,162,450
       AMBAC Insured, 5.25%, 6/01/21 ............................................................          4,200,000      4,293,324
    Upper Mohawk Valley Regional Water Finance Authority Water System Revenue, AMBAC Insured,
       5.75%, 4/01/20 ...........................................................................            165,000        169,382
       Pre-Refunded, 5.75%, 4/01/20 .............................................................            835,000        876,575
    Western Nassau County Water Authority Water System Revenue, AMBAC Insured, 5.00%,
       5/01/19 ..................................................................................          1,525,000      1,593,732
    Yonkers GO, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/15/14 ..........................          1,795,000      1,873,747
    Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 ..........................          1,890,000      1,939,669
                                                                                                                       ------------
                                                                                                                        362,595,845
                                                                                                                       ------------
    U.S. TERRITORIES 8.4%
    PUERTO RICO 7.1%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Senior Lien, Series A,
       Assured Guaranty, 5.00%, 7/01/16 .........................................................          5,190,000      5,350,319
    Puerto Rico Commonwealth GO, Public Improvement, Assured Guaranty Insured, 5.25%,
       7/01/18 ..................................................................................          1,820,000      1,877,858
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series N, Assured Guaranty, 5.50%, 7/01/21 ....................................          4,000,000      4,204,480
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding,
       Series C, BHAC Insured, 5.50%, 7/01/20 ...................................................         11,550,000     12,668,502


                    10 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT       VALUE
    --------------------------------------------------------                                        ----------------   ------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Financing Authority Revenue, Ana G. Mendez University System Project, 5.00%,
       3/01/16 ..................................................................................   $      2,605,000   $  2,288,753
       3/01/21 ..................................................................................          2,555,000      2,029,002
                                                                                                                       ------------
                                                                                                                         28,418,914
                                                                                                                       ------------
    VIRGIN ISLANDS 1.3%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien, Refunding,
       Series A, 5.30%, 10/01/11 ................................................................          3,000,000      3,018,300
    Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
       7/01/13 ..................................................................................          1,775,000      1,780,999
    Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
       7/01/09 ..................................................................................            200,000        199,999
                                                                                                                       ------------
                                                                                                                          4,999,298
                                                                                                                       ------------
    TOTAL U.S. TERRITORIES ......................................................................                        33,418,212
                                                                                                                       ------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $393,878,094) .....................                       396,014,057
                                                                                                                       ------------
    SHORT TERM INVESTMENTS 2.5%
    MUNICIPAL BONDS 2.5%
    NEW YORK 2.5%
(b) New York City GO, Series E, Sub Series E-2, Daily VRDN and Put, 0.18%, 8/01/20 ..............            900,000        900,000
(b) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put, 0.28%,
       11/01/39 .................................................................................            950,000        950,000
(b) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 0.28%, 6/15/25 ..................            200,000        200,000
       Second General Resolution, Refunding, Series CC, Sub Series CC-1, Daily VRDN and Put,
          0.28%, 6/15/38 ........................................................................          3,900,000      3,900,000
(b) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure
       Obligations, Refunding, Series 3, Daily VRDN and Put, 0.27%, 6/01/20 .....................          4,000,000      4,000,000
                                                                                                                       ------------
    TOTAL SHORT TERM INVESTMENTS (COST $9,950,000) ..............................................                         9,950,000
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $403,828,094) 101.7% ................................................                       405,964,057
    OTHER ASSETS, LESS LIABILITIES (1.7)% .......................................................                        (6,602,913)
                                                                                                                       ------------
    NET ASSETS 100.0% ...........................................................................                      $399,361,144
                                                                                                                       ============

See Abbreviations on page 17.

(a)  Security purchased on a when-issued basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 11

Franklin New York Tax-Free Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT       VALUE
    ---------------------------------------                                                         ----------------   ------------
    INVESTMENTS 99.8%
    MUNICIPAL BONDS 99.8%
    NEW YORK 98.3%
(a) Buffalo Municipal Water Finance Authority Water System Revenue, Refunding, Weekly VRDN and
       Put, 0.16%, 7/01/35 ......................................................................   $      2,475,000   $  2,475,000
    Ithaca City GO, BAN, Series A, 3.25%, 1/15/10 ...............................................          1,400,000      1,405,552
(a) Liberty Development Corp. Revenue, 377 Greenwich LLC, Weekly VRDN and Put, 0.17%,
       12/01/39 .................................................................................          3,600,000      3,600,000
    MTA Commuter Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/24 .....................          1,000,000      1,029,258
(a) MTA Revenue, Transportation,
       Refunding, Series G-1, Weekly VRDN and Put, 0.16%, 11/01/26 ..............................          3,000,000      3,000,000
       Series G, Sub Series G-2, Daily VRDN and Put, 0.27%, 11/01/26 ............................          1,000,000      1,000,000
(a) New York City GO,
       Series A, Sub Series A-3, Weekly VRDN and Put, 0.17%, 8/01/31 ............................          1,300,000      1,300,000
       Series A, Sub Series A-6, Weekly VRDN and Put, 0.25%, 8/01/19 ............................          3,300,000      3,300,000
       Series E, Sub Series E-2, Daily VRDN and Put, 0.28%, 8/01/34 .............................          1,300,000      1,300,000
       Series I, Sub Series I-5, Daily VRDN and Put, 0.27%, 4/01/36 .............................          3,200,000      3,200,000
       Series L, Sub Series L-4, Daily VRDN and Put, 0.20%, 4/01/38 .............................          1,500,000      1,500,000
(a) New York City HDC,
       MF Rental Housing Revenue, 90 Washington Street, Series A, FNMA Insured, Weekly VRDN
          and Put, 0.16%, 2/15/35 ...............................................................          1,700,000      1,700,000
       MF Rental Housing Revenue, Carnegie Park, Series A, Weekly VRDN and Put, 0.18%,
          11/15/19 ..............................................................................          3,250,000      3,250,000
       MF Rental Housing Revenue, One Columbus Place Development, Series A, FNMA Insured,
          Weekly VRDN and Put, 0.30%, 11/15/28 ..................................................          1,000,000      1,000,000
       MFMR, 245 East 124th Street, Weekly VRDN and Put, 0.16%, 11/01/46 ........................          2,500,000      2,500,000
(a) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and Put, 0.28%,
       11/01/39 .................................................................................          4,900,000      4,900,000
(a) New York City Transitional Finance Authority Revenue, New York City Recovery, Series 1,
       Sub Series 1D, Daily VRDN and Put, 0.18%, 11/01/22 .......................................          1,075,000      1,075,000
(a) New York City Trust for Cultural Resources Revenue, Lincoln Center for the Performing
       Arts Inc., Series B-1, Weekly VRDN and Put, 0.17%, 11/01/38 ..............................          3,000,000      3,000,000
(a) New York State Dormitory Authority Revenues,
       Non-State Supported Debt, Columbia University, Series A, Weekly VRDN and Put, 0.17%,
          9/01/39 ...............................................................................          2,500,000      2,500,000
       State Supported Debt, City University of New York, Consolidated 5th, Refunding, Series D,
          Weekly VRDN and Put, 0.14%, 7/01/31 ...................................................          3,500,000      3,500,000
       State Supported Debt, New York Library, Series A, Weekly VRDN and Put, 0.18%, 7/01/28 ....          3,000,000      3,000,000
(a) New York State Energy Research and Development Authority PCR, New York State Electric and
       Gas Corp. Project, Refunding, Series D-2, Weekly VRDN and Put, 0.25%, 10/01/29 ...........          2,700,000      2,700,000
(a) New York State HFAR, Housing, College Arms, Series A, Weekly VRDN and Put, 0.25%,
       5/01/48 ..................................................................................          3,795,000      3,795,000
(a) New York State Local Government Assistance Corp. Revenue, Series G, Weekly VRDN and Put,
       0.15%, 4/01/25 ...........................................................................          3,200,000      3,200,000
(a) Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and
       Put, 0.28%, 12/01/37 .....................................................................          5,100,000      5,100,000
                                                                                                                       ------------
                                                                                                                         64,329,810
                                                                                                                       ------------


                    12 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

    FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                         PRINCIPAL AMOUNT       VALUE
    ---------------------------------------                                                         ----------------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES 1.5%
    PUERTO RICO 1.5%
    Puerto Rico Commonwealth TRAN, Series A, Sub Series A2, 3.00%, 7/30/09 ......................   $      1,000,000   $  1,001,066
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $65,330,876) 99.8% ..................................................                        65,330,876
    OTHER ASSETS, LESS LIABILITIES 0.2% .........................................................                           107,837
                                                                                                                       ------------
    NET ASSETS 100.0% ...........................................................................                      $ 65,438,713
                                                                                                                       ============

See Abbreviations on page 17.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Franklin New York Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin New York Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.


                    14 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

3. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    FRANKLIN NEW YORK   FRANKLIN NEW YORK
                                                         INSURED        INTERMEDIATE-TERM
                                                         TAX-FREE            TAX-FREE
                                                       INCOME FUND         INCOME FUND
                                                    -----------------   -----------------
Cost of investments .............................     $524,336,717         $403,788,268
                                                      ============         ============
Unrealized appreciation .........................     $  7,496,447         $  6,654,712
Unrealized depreciation .........................      (26,069,483)          (4,478,923)
                                                      ------------         ------------
Net unrealized appreciation (depreciation).......     $(18,573,036)        $  2,175,789
                                                      ============         ============

At June 30, 2009, the cost of investments for book and income tax purposes was the same for the Franklin New York Tax-Exempt Money Fund.

4. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Franklin New York Tax-Exempt Money Fund's Board of Trustees approved the participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which was subsequently extended through April 30, 2009. Under the Program, shares held by the fund as of the close of business on September 19, 2008 ("Program Date") were insured against loss in the event the fund liquidated its holdings during the term of the Program and the per share value at the time of liquidation dropped below $0.995. For participation in the initial three months of the Program, the fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the fund without regard to any expense limitation currently in effect for the fund. The fees are amortized over the term of the Program. Although the U.S. Department of the Treasury extended the Program with a third and final installment, through September 18, 2009, the fund elected not to participate in this extension. Thus, the fund's participation in the Program ended on April 30, 2009.

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on October 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    Quarterly Statements of Investments | 15

Franklin New York Tax-Free Trust

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At June 30, 2009, all the Funds' investments in securities carried at fair value were in Level 2 inputs.

6. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined disclosure of the following is necessary:

On April 14, 2009, the Board of Trustees for the Franklin New York Tax-Free Trust approved a proposal to merge Franklin New York Tax-Exempt Money Fund into the Franklin Tax-Exempt Money Fund. On August 10, 2009, shareholders of the Franklin New York Tax-Exempt Money Fund approved the proposal.

On May 19, 2009, the Board of Trustees for the Franklin New York Tax-Free Trust approved a proposal to merge HSBC Investor New York Tax-Free Bond Fund into the Franklin New York Intermediate-Term Tax-Free Income Fund, subject to approval by the shareholders of HSBC Investor New York Tax-Free Bond Fund.


                    16 | Quarterly Statements of Investments

Franklin New York Tax-Free Trust

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC - American Municipal Bond Assurance Corp.
BAN   - Bond Anticipation Note
BHAC  - Berkshire Hathaway Assurance Corp.
CIFG  - CDC IXIS Financial Guaranty
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority Revenue
MBIA  - Municipal Bond Investors Assurance Corp. (effective February 18, 2009,
        MBIA spun-off and established National Public Financial Guarantee Corp. as a subsidiary under MBIA)
MF    - Multi-Family
MFHR  - Multi-Family Housing Revenue
MFMR  - Multi-Family Mortgage Revenue
MTA   - Metropolitan Transit Authority
NATL  - National Public Financial Guarantee Corp.
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
TRAN  - Tax and Revenue Anticipation Note
XLCA  - XL Capital Assurance

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 17




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification  pursuant to Section 30a-2 under the Investment Company Act
of 1940 of Laura F. Fergerson, Chief Executive  Officer  -  Finance   and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009


By /s/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009